Shareholders’ equity	9 Months Ended
Sep. 30, 2023
Shareholders Equity
Shareholders’ equity

6. Shareholders’ equity

Share capital

The Company has authorized an unlimited number of common shares (being voting and participating shares) with no par value, as well as an unlimited number of preferred, first and second ranking shares, issuable in series, with rights and privileges specific to each class, with no par value.

	Common shares	Amount
	#	$
Balance – December 31, 2022	4,855,876	293,410

	-	-
Balance – September 30, 2023	4,855,876	293,410

On July 15, 2022, the Company’s shareholders and board of directors approved an amendment to the Company’s articles of incorporation to effect a 1-for-25 share consolidation (reverse split) of the Company’s common shares. The Company’s outstanding stock options, DSUs and warrants were also adjusted to reflect the 1-for-25 share consolidation (reverse split) of the Company’s common shares. Accordingly, all common shares, DSU, warrants, stock options and per share amounts in these interim condensed consolidated financial statements have been retroactively adjusted for all periods presented to give effect to the share consolidation (reverse split). Outstanding warrant and stock options were proportionately reduced and the respective exercise prices, if applicable, were proportionately increased. The share consolidation (reverse split) was affected on July 21, 2022.

Share-based compensation

On January 17, 2023, the Company granted 14,000 (2022 – 2,000) stock options under the Long-Term Incentive Plan. The stock options have a term of seven years and will vest over a period of three years. The fair value at grant date is estimated using a Black-Scholes option pricing model, considering the terms and conditions upon which the options were granted, using the following assumptions:

	September 30, 2023	September 30, 2022
Expected dividend yield	$0.00	$0.00
Expected volatility	104.46%	115.75%
Risk-free annual interest rate	3.56%	1.59%
Expected life (years)	5.45	5.72
Share price	$3.75	$8.88
Exercise price	$3.75	$8.88
Grant date fair value	$2.99	$7.47

The expected volatility of these stock options was determined using historical volatility rates and the expected life was determined using the weighted average life of past options issued.

Aeterna Zentaris Inc.

Notes to the Condensed Interim Consolidated Financial Statements

As of September 30, 2023, and for the three and nine months ended September 30, 2023, and 2022

(In thousands of US dollars, except share and per share data and as otherwise noted)

(Unaudited)

The compensation expense for the three months ended September 30, 2023, was $27 (2022 – $43) and for the nine months ended September 30, 2023, was $66 (2022 – $101) recognized over the vesting period. Option activity for the nine months ended September 30, 2023, and 2022, was as follows:

	Stock options	Weighted average exercise price
	#	$
Balance – January 1, 2023	42,030	20.05
Granted	14,000	3.75
Cancelled / Forfeited	(400)	87.00
Balance – September 30, 2023	55,630	15.47

	Stock options	Weighted average exercise price
	#	$
Balance – January 1, 2022	43,455	22.00
Granted	2,000	8.88
Cancelled / Forfeited	(2,399)	10.98
Balance – September 30, 2022	43,056	21.95

Deferred share units

On June 14, 2023, the Company granted 100,000 (2022 – 80,000) DSUs under the Long-Term Incentive Plan. The compensation expense for the nine months ended September 30, 2023, was $284 (2022 - $402) and is presented in selling, general and administrative expenses. DSU activity for the nine months ended September 30, 2023, was as follows:

	2023	2022
	#	#
Balance – January 1,	96,920	16,920
Granted	100,000	80,000
Balance – September 30,	196,920	96,920

Aeterna Zentaris Inc.

Notes to the Condensed Interim Consolidated Financial Statements

As of September 30, 2023, and for the three and nine months ended September 30, 2023, and 2022

(In thousands of US dollars, except share and per share data and as otherwise noted)

(Unaudited)